Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Schedule of Financial Information
The following table summarizes the financial information for PSN shown on a 100% basis, except where stated:

December 31, 2024
Current assets	$1,502
Non-current assets	590,602
Total assets	592,104
Current liabilities	4,947
Non-current liabilities	6,471
Total liabilities	11,418

Net assets	580,686
Non-controlling interest percentage	49%
Non-controlling interest	$284,536

Year-ended December 31, 2024
Revenue	$—
Project expenses	(2,634)
Total net loss	(2,634)

Non-controlling interest percentage	49%
Non-controlling interest	$(1,291)

Year-ended December 31, 2024
Cash flows from:
Operating activities	34
Investing activities	(8,121)
Financing activities ⁽¹⁾	4,167
(1)Financing activities includes $2.0 million in non-reciprocal contributions made by the Company to the Soto Norte Project.